UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: 	March 31, 2009

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       April 20, 2009
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ )   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of other included Managers: None

Form 13F information Table Entry Total: 54

Form 13F information Table Value Total: 169190


List of other included managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (None)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     3572 71850.00 SH       SOLE                 61650.00          10200.00
Abbott Labs Com                COM              002824100     4313 90425.00 SH       SOLE                 86195.00           4230.00
Air Prods & Chems Inc Com      COM              009158106     3880 68975.00 SH       SOLE                 61700.00           7275.00
Alcoa Inc Com                  COM              013817101     1932 263160.00SH       SOLE                235660.00          27500.00
American Express Co Com        COM              025816109     2213 162330.00SH       SOLE                142950.00          19380.00
Amgen Inc Com                  COM              031162100     3942 79595.00 SH       SOLE                 68425.00          11170.00
Apple Inc Com                  COM              037833100     3551 33785.00 SH       SOLE                 28375.00           5410.00
Archer Daniels Midland Com     COM              039483102     4297 154685.00SH       SOLE                132550.00          22135.00
Automatic Data Process Com     COM              053015103     4189 119130.00SH       SOLE                102650.00          16480.00
Becton Dickinson & Co Com      COM              075887109     4371 65010.00 SH       SOLE                 55825.00           9185.00
Caterpillar Inc Del Com        COM              149123101     2193 78425.00 SH       SOLE                 74450.00           3975.00
Cisco Sys Inc Com              COM              17275R102     3854 229790.00SH       SOLE                199350.00          30440.00
Coca-Cola Co Com               COM              191216100      718 16340.00 SH       SOLE                 16340.00
Costco Whsl Corp Com           COM              22160K105     3516 75900.00 SH       SOLE                 65800.00          10100.00
Disney Walt Co Com             COM              254687106     3276 180410.00SH       SOLE                154380.00          26030.00
Dow Chem Co Com                COM              260543103     1050 124555.00SH       SOLE                107150.00          17405.00
Emerson Elec Co Com            COM              291011104     3073 107530.00SH       SOLE                102950.00           4580.00
Exxon Mobil Corp Com           COM              30231G102     4062 59648.00 SH       SOLE                 52275.00           7373.00
Fedex Corp Com                 COM              31428X106     2685 60350.00 SH       SOLE                 52430.00           7920.00
Gannett Inc Com                COM              364730101      140 63445.00 SH       SOLE                 47200.00          16245.00
General Dynamics Corp Com      COM              369550108     3527 84800.00 SH       SOLE                 75400.00           9400.00
General Elec Co Com            COM              369604103     1736 171666.00SH       SOLE                163625.00           8041.00
Google Inc Cl A                COM              38259P508     3425  9840.00 SH       SOLE                  8410.00           1430.00
Home Depot Inc Com             COM              437076102     4436 188270.00SH       SOLE                160800.00          27470.00
Illinois Tool Wks Inc Com      COM              452308109     3510 113765.00SH       SOLE                 97525.00          16240.00
Ingersoll-Rand Company Cl A    COM              G4776G101     1831 132705.00SH       SOLE                107935.00          24770.00
Intel Corp Com                 COM              458140100     3757 250000.00SH       SOLE                214700.00          35300.00
International Bus Mach Com     COM              459200101     4204 43385.00 SH       SOLE                 37290.00           6095.00
International Paper Co Com     COM              460146103     1813 257575.00SH       SOLE                246800.00          10775.00
JP Morgan Chase & Co Com       COM              46625H100     2545 95733.00 SH       SOLE                 89801.00           5932.00
Johnson & Johnson Com          COM              478160104     4692 89210.00 SH       SOLE                 77290.00          11920.00
Kimberly Clark Corp Com        COM              494368103     3976 86235.00 SH       SOLE                 74925.00          11310.00
McDonalds Corp Com             COM              580135101     3969 72735.00 SH       SOLE                 62575.00          10160.00
McGraw-Hill Cos Inc            COM              580645109     2712 118600.00SH       SOLE                100690.00          17910.00
Microsoft Corp Com             COM              594918104     3465 188610.00SH       SOLE                161670.00          26940.00
Morgan Stanley Com             COM              617446448     3281 144080.00SH       SOLE                118950.00          25130.00
Nucor Corp Com                 COM              670346105     3405 89200.00 SH       SOLE                 79000.00          10200.00
Pepsico Inc Com                COM              713448108     4074 79140.00 SH       SOLE                 67350.00          11790.00
Pfizer Inc Com                 COM              717081103     3198 234785.00SH       SOLE                198625.00          36160.00
Procter & Gamble Co Com        COM              742718109     4222 89664.00 SH       SOLE                 79682.00           9982.00
Qualcomm Inc Com               COM              747525103     4371 112330.00SH       SOLE                 94500.00          17830.00
Royal Dutch Shell Plc Spons AD COM              780259206      456 10300.00 SH       SOLE                 10300.00
Schlumberger Ltd Com           COM              806857108     2509 61775.00 SH       SOLE                 58100.00           3675.00
Staples Inc Com                COM              855030102     4331 239150.00SH       SOLE                206200.00          32950.00
Stryker Corp Com               COM              863667101     3116 91530.00 SH       SOLE                 79450.00          12080.00
Time Warner Cable Inc Cl A     COM              88732J207      629 25344.28 SH       SOLE                 21558.97           3785.31
Time Warner Inc Com            COM              887317303     1949 100974.67SH       SOLE                 85891.33          15083.33
US Bancorp DE Com              COM              902973304     2660 182100.00SH       SOLE                158100.00          24000.00
Unilever NV NY                 COM              904784709     3611 184260.00SH       SOLE                175450.00           8810.00
Union Pac Corp Com             COM              907818108     3782 91990.00 SH       SOLE                 81350.00          10640.00
Valero Energy Corp Com         COM              91913Y100      251 14000.00 SH       SOLE                                   14000.00
Verizon Communications Com     COM              92343V104     4206 139281.00SH       SOLE                119625.00          19656.00
Wal-Mart Stores Inc Com        COM              931142103     4698 90175.00 SH       SOLE                 77950.00          12225.00
Walgreen Co Com                COM              931422109     4017 154750.00SH       SOLE                133825.00          20925.00